Business Combination	12 Months Ended
Mar. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

4. BUSINESS COMBINATION

(a) Acquisition of Reitar Capital Partners Limited

In November 2022, the Company acquired 100% equity interest in Reitar Capital Partners Limited, a limited liability company incorporated in the BVI, which owns 100% of Reitar Group, whose primary business is to provide asset management and investment, and professional consultancy services in the logistics sector (“Business Combination”).

The Business Combination was accounted for using the acquisition method of accounting for business combination. The excess purchase consideration over the fair values of assets acquired and liabilities assumed was recorded as goodwill. Under the acquisition method, the acquisition-related transaction costs, such as, advisory, legal, accounting and other professional fees incurred in the Business Combination are not included as consideration transferred but are accounted for as expenses in the periods in which the costs are incurred.

The Company acquires 100% of ordinary shares of Reitar Capital Partners Limited by issuing 7,800 shares and 2,200 shares to companies wholly owned by the then shareholders of Reitar Capital Partners Limited. Three widely used valuation approaches are the market approach, cost approach, and income approach. The Company evaluated the merits of each of the three conventional valuation methods as it relates to estimating the fair values of the share issued and determined that the cost approach was best suited to estimate fair value of the share issued as of the measurement date primarily because the reliability of information about anticipated future benefits may be limited in times of abnormal economic condition in Hong Kong brought by prolonged COVID-19 epidemic and the recurrent waves of outbreak since March 2022. Accordingly, the future outlook and development of the logistics solution market in Hong Kong is still unpredictable with high level of uncertainty as of the date of acquisition. Therefore, the adoption of a cost approach to estimate the fair value of the Company’s shares, based on the Company’s assets and liabilities on the acquisition date, is more prudent, reliable and observable. As of November 9, 2022, the Company has a net asset value of HK$8,405,556 (US$1,073,164) and 10,000 ordinary shares issued and outstanding. The fair value of the Company’s additional 10,000 ordinary shares issued on November 9, 2022 is HK$8,405,556 (US$1,073,164). The carrying value was assumed to equal fair value. The following table sets forth the estimated fair values of assets and liabilities of the Company as of November 9, 2022:

	Note	HK$	US$
Assets
Current assets
Cash and cash equivalents	(a)	17,098,421	2,183,009
Contracts receivable, net	(a)	24,091,968	3,075,898
Contracts receivable – related parties, net	(a)	764,350	97,587
Contract assets, net	(a)	12,043,784	1,537,668
Contract assets – related parties, net	(a)	73,820	9,425
Retention receivables, net	(a)	1,808,431	230,888
Other receivable	(a)	8,028,000	1,024,960
Advance and prepayment	(a)	416,351	53,156
Amount due from related parties	(a)	2,478,524	316,441
Total current assets		66,803,649	8,529,032

Non-current assets
Property and equipment, net	(b)	158,216	20,200
Total non-current assets		158,216	20,200
Total assets		66,961,865	8,549,232

Liabilities
Current liabilities
Bank borrowings	(a)	4,177,588	533,366
Accounts payable	(a)	19,122,072	2,441,375
Accrued expenses and other payables	(a)	44,200	5,643
Tax payable	(a)	4,135,626	528,008
Contract liabilities	(a)	28,176,823	3,597,424
Amount due to related parties	(a)	2,900,000	370,252
Total current liabilities		58,556,309	7,476,068
Total liabilities		58,556,309	7,476,068
Fair value of assets and liabilities of the Company		8,405,556	1,073,164

Fair value of consideration
Fair value of assets and liabilities of the Company		HK$ 8,405,556	US$ 1,073,164
Number of shares issued by the Company		10,000	10,000
Fair value per share		HK$ 840.56	US$ 107.31
Fair value of additional 10,000 shares issued as the consideration		HK$ 8,405,556	US$ 1,073,164

Notes:

(a)	The carrying amounts reported are approximate to their respective fair values because of the short-term nature of these accounts.
(b)	Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors.

Under the acquisition method of accounting, the identifiable assets acquired and liabilities assumed of Reitar Capital Partners Limited are recorded at the estimated acquisition date fair values. For all assets acquired and liabilities assumed, the carrying value was assumed to equal fair value.

The total purchase price consideration in the Business Combination was allocated to net assets acquired based on their estimated fair values as of the acquisition date. The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:

	Note	HK$	US$
Assets acquired:
Cash and cash equivalents	(a)	3,135,319	400,296
Contracts receivable, net	(a)	24,775,327	3,163,144
Other receivables, net	(a)	10,159,457	1,297,091
Property and equipment, net	(b)	16,074,002	2,052,219
Deposits paid	(a)	28,082,263	3,585,351
Fair value of assets acquired		82,226,368	10,498,101
Liabilities assumed:
Accounts payable	(a)	(35,692,631)	(4,556,991)
Accruals and other payables	(a)	(14,903,200)	(1,902,739)
Amount due to related parties	(a)	(39,405,150)	(5,030,980)
Tax payable	(a)	(765,464)	(97,729)
Deposits received	(a)	(15,471,109)	(1,975,245)
Deferred tax liabilities	(a)	(1,650,096)	(210,673)
Fair value of liabilities assumed		(107,887,650)	(13,774,357)
Fair value of net liabilities as of the acquisition date		(25,661,282)	(3,276,256)
Total consideration (per above)		8,405,556	1,073,164
Goodwill (Note 13)		34,066,838	4,349,420

Notes:

(a)	The carrying amounts reported are approximate to their respective fair values because of the short-term nature of these accounts.
(b)	Property and equipment are valued using the cost approach, which is based on current replacement and/or reproduction cost of the asset as new, less depreciation attributable to physical, functional, and economic factors.

Supplemental pro forma information

The following table presents pro-forma information as if the Business Combination had occurred on April 1, 2021. This pro-forma information combines the historical condensed consolidated results of operations of Reitar Logtech Holdings Limited and Reitar Capital Partners Limited after giving effect to certain adjustments. The pro-forma information does not necessarily reflect the results of operations that would have occurred had the Company acquired Reitar Capital Partners Limited on April 1, 2021.

	For the Years ended March 31,
	2022	2023
	HK$	HK$
Revenue	190,565,418	88,137,973
Net income	15,853,201	41,296,794

(b) Acquisition of Alvin Design and Construction Company Limited (“Alvin Design”)

On September 11, 2023, the Company acquired Alvin Design, a limited liability company incorporated in Hong Kong at a consideration of HK$1.5 million (US$191,551). Alvin Design is a dormant company at the date of acquisition and it owns certificate of registration of general building constructor, specialist constructor on demolition and site formation works. A goodwill of HK$1.5 million (US$191,551) was recorded at the date of acquisition.

The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:

	HK$	US$
Total consideration	1,500,000	191,551
Fair value of net assets as of the acquisition date	—	—
Goodwill* (Note 13)	1,500,000	191,551

*	The goodwill that has arisen has been subsequently impaired during the year ended March 31, 2024.

(c) Acquisition of Winner Logistics Network Limited (“WLN”)

On November 15, 2024, the Company acquired WLN, a limited liability company incorporated in Hong Kong at a consideration of HK$1,062,402 (US$136,557). WLN is a dormant company at the date of acquisition and it secures a logistic contract with Hong Kong Government on provision of lorries services. A goodwill of HK$1,057,302 (US$135,902) was recorded at the date of acquisition.

The following table sets forth the estimated fair values of assets to be acquired and liabilities to be assumed and the goodwill resulting from the Business Combination:

	HK$	US$
Total consideration	1,062,402	136,557
Fair value of net assets as of the acquisition date at 51%	5,100	655
Goodwill (Note 13)	1,057,302	135,902